Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Abstract]
Schedule of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method

		2024		2023			2022
	Total £m	Group’s share £m	Total £m	Group's share £m		Total £m	Group's share £m
Revenue	9,936	2,635	9,412	2,630		9,486	2,675
Profit from operations	2,662	715	2,596	783		1,971	622
Net finance income	5	2	15	4		21	4
Profit on ordinary activities before taxation	2,667	717	2,611	787		1,992	626
Taxation on ordinary activities	(639)	(172)	(664)	(194)		(595)	(176)
Profit on ordinary activities after taxation	2,028	545	1,947	593		1,397	450
Non-controlling interests	(27)	(6)	(28)	(8)		(27)	(8)
Post-tax results of associates and joint ventures	2,001	539	1,919	585		1,370	442
Gain from partial divestment of shares in ITC	—	1,361	—	—		—	—
Total post-tax results of associates and joint ventures	2,001	1,900	1,919	585	0	1,370	442

Summary of Group's Share of the Result of Associates and Joint Ventures	The Group’s share of the results of associates and joint ventures (excluding the gain from partial divestment of shares in ITC) is shown in the table below.

	2024	2023	2022
	Group’s share £m	Group’s share £m	Group’s share £m
Profit on ordinary activities after taxation
– attributable to owners of the parent	539	585	442
Other comprehensive income:
Items that may be reclassified to profit and loss	(13)	(107)	6
Items that will not be reclassified to profit and loss	33	(5)	19
Total comprehensive income	559	473	467

Summary of Financial Information of the Group's Associates and Joint Ventures	Summarised financial information of the Group’s associates and joint ventures is shown below.

			2024
	ITC £m	Others £m	Total £m
Revenue	7,265	2,671	9,936
Profit on ordinary activities before taxation	2,680	(13)	2,667
Post-tax results of associates and joint ventures	2,025	(24)	2,001
Other comprehensive income	98	(15)	83
Total comprehensive income	2,123	(39)	2,084

			2023
	ITC £m	Others £m	Total £m
Revenue	6,805	2,607	9,412
Profit on ordinary activities before taxation	2,813	(202)	2,611
Post-tax results of associates and joint ventures	2,121	(202)	1,919
Other comprehensive loss	(368)	(20)	(388)
Total comprehensive income	1,753	(222)	1,531

			2022
	ITC £m	Others £m	Total £m
Revenue	7,126	2,360	9,486
Profit on ordinary activities before taxation	2,395	(403)	1,992
Post-tax results of associates and joint ventures	1,761	(391)	1,370
Other comprehensive income	56	32	88
Total comprehensive income	1,817	(359)	1,458